Schedule of Investments (unaudited)
June 30, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.8%
Communication Services — 14.8%
Diversified Telecommunication Services — 2.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,050,000	$790,895 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,690,000	3,429,307 (a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000 EUR	305,749 *(b)(c)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,770,000	964,749 *(a)(b)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,230,000	436,712 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	750,000	620,625 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,890,000	1,568,700 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	939,000	883,450 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	1,573,871	1,807,337 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	430,000	437,844 (a)
Total Diversified Telecommunication Services				11,245,368
Entertainment — 1.0%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,830,000	1,900,100 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,120,000	838,600
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,360,000	923,100
Total Entertainment				3,661,800
Media — 7.0%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	700,000	726,250 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,360,000	1,267,340
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,810,000	4,284,806 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,520,000	5,463,255
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,260,000	1,224,113 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,768,000	1,847,640
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,200,000	1,237,915 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	3,795,850	3,912,952
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,111,368	1,928,450 (d)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	120,000	119,205 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	760,000	627,000 (a)
Sirius XM Radio LLC, Senior Notes	4.125%	7/1/30	130,000	119,946 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	1,000,000	889,540 (a)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000 GBP	2,621,762 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	605,505 (a)
Total Media				26,875,679
Wireless Telecommunication Services — 3.9%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,550,000	1,475,260 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,080,000	1,469,276 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,410,000	656,970 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	5,670,000	3,994,741 (a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	7,172,689
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000	462,826 (a)
Total Wireless Telecommunication Services				15,231,762

Total Communication Services				57,014,609
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 16.4%
Automobile Components — 2.3%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	490,000	$501,511 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,663,000	2,664,141
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	980,000	1,019,775 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,840,000	1,874,866 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,220,000	1,173,114 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,710,000	1,581,803 (a)
Total Automobile Components				8,815,210
Automobiles — 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	500,000	421,735
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	820,000	722,129
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,530,000	1,404,694 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,200,000	2,222,208 (a)
Total Automobiles				4,770,766
Diversified Consumer Services — 0.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,605,000	1,659,427
Hotels, Restaurants & Leisure — 9.5%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000 EUR	3,089,763 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	470,000	482,568 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	980,000	1,003,302 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000 EUR	6,148,632
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000	3,208,818 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000	1,283,492 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000	1,990,572 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,810,000	1,840,576 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,309,083 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,760,000	2,778,040 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000	1,864,045 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	1,001,184 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	3,000,000	3,028,185 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000	2,539,158 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000	139,380 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000	1,937,916 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,054,000	1,013,621 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000	1,846,059 (a)
Total Hotels, Restaurants & Leisure				36,504,394
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	530,000	557,937 (a)
Specialty Retail — 2.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	2,000,000	1,958,967 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,070,000	912,977 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,800,000	1,448,103 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	2,760,000	2,684,713 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,700,000	1,746,713
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,380,000	1,366,825 (a)
Total Specialty Retail				10,118,298
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,060,000	$782,800 (a)

Total Consumer Discretionary				63,208,832
Energy — 14.0%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000	866,216 (a)
Oil, Gas & Consumable Fuels — 13.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	530,146 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,990,000	2,034,273 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	350,000	365,062 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	2,530,000	2,420,668 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,700,000	1,702,226 (a)(e)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,110,000	2,840,024
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,910,000	1,908,269 (f)(g)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	7,992,820
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.016%	9/30/29	812,973	800,778 (a)(g)(h)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,738,066 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,048,054
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,940,000	1,959,255 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,318,819
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,164,614 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	743,460
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	638,749
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	320,000	334,374 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,144,843 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	410,000	419,777 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,610,000	2,539,918 (a)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	390,000	394,597 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,260,000	3,522,717 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	640,000	693,307 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	410,000	410,000 (a)(e)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	730,000	702,451 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	340,000	327,116
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	893,929
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,410,000	5,397,152
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	701,912
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,129,564
YPF SA, Senior Notes	6.950%	7/21/27	530,000	526,141 (a)
Total Oil, Gas & Consumable Fuels				53,343,081

Total Energy				54,209,297
Financials — 8.9%
Banks — 2.7%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,549,784 (a)(f)(g)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	$2,320,560 (a)(f)(g)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,663,099 (g)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,800,000	2,806,528 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	260,000	261,595 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,945,071 (f)(g)
Total Banks				10,546,637
Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,000,000	917,886 (c)
Credit Suisse AG AT1 Claim	—	—	10,560,000	0 *(h)(i)(j)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	660,000	667,170 (a)(e)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	640,000	671,284 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	2,010,000	2,198,887 (a)(f)(g)
Total Capital Markets				4,455,227
Consumer Finance — 0.6%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,000,000	982,510 (a)
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,417,797
Total Consumer Finance				2,400,307
Financial Services — 2.9%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	460,000	488,624 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	1,160,000 GBP	1,712,082 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	2,000,000	2,107,418 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	410,000	427,021 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,640,000	2,779,608 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,030,000	1,050,245 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	780,000	819,108 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	770,000	775,365 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	380,000	390,858 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000	825,884 (a)
Total Financial Services				11,376,213
Insurance — 0.7%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	370,000	375,568 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,150,000	1,177,313 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	8.252%	12/15/37	1,010,000	1,109,735 (a)
Total Insurance				2,662,616
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000	713,500 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	780,000	821,395 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,500,000	1,518,170 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,053,065

Total Financials				34,494,065
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 7.4%
Health Care Providers & Services — 4.8%
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	500,000	$492,803 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	500,000	481,339 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,440,000	2,087,975 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,540,000	2,695,237 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	6,824,022
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,200,000	1,299,548 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	990,000	1,031,276 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,710,000	1,711,003
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000	1,893,829
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000	268,933
Total Health Care Providers & Services				18,785,965
Pharmaceuticals — 2.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,990,000	2,008,885 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	10,000	9,532 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	210,000	147,787 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	2,770,000	2,338,919 (a)
Par Pharmaceutical Inc., Escrow	—	—	70,000	0 *(a)(h)(i)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	885,730
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,150,000	1,303,651
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	1,420,000	1,451,383
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,836,680
Total Pharmaceuticals				9,982,567

Total Health Care				28,768,532
Industrials — 10.6%
Aerospace & Defense — 1.7%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	380,000	391,727 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	196,111 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000	3,141,648 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	500,000	525,475 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	260,000	271,085 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	270,000	280,112 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	875,000	917,847 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,020,000	1,057,376 (a)
Total Aerospace & Defense				6,781,381
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	511,286 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,700,000	1,749,206 (a)
Total Building Products				2,260,492
Commercial Services & Supplies — 3.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	280,000	274,877
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,533,180
GEO Group Inc., Senior Notes	10.250%	4/15/31	3,160,000	3,467,951
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,210,000	1,281,820
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	950,000	995,289 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,250,000	1,315,637 (a)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,840,000	$1,841,389 (a)
Total Commercial Services & Supplies				12,710,143
Construction & Engineering — 1.0%
Arcosa Inc., Senior Notes	6.875%	8/15/32	620,000	643,836 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	370,000	373,462 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	580,000	589,993 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,070,000	2,331,832 (a)
Total Construction & Engineering				3,939,123
Ground Transportation — 0.6%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,290,000	1,147,348 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,048,772 (a)
Total Ground Transportation				2,196,120
Machinery — 0.6%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	500,000	488,729
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,730,000	1,738,269
Total Machinery				2,226,998
Passenger Airlines — 2.1%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,670,000	3,750,461 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,980,000	2,077,335 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	1,180,000	1,148,738 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	1,517,297	1,088,660 (a)(d)
Total Passenger Airlines				8,065,194
Trading Companies & Distributors — 0.7%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	710,000	741,938 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	710,000	744,400 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	376,365
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,000,000	1,031,273 (a)
Total Trading Companies & Distributors				2,893,976

Total Industrials				41,073,427
Information Technology — 4.3%
Communications Equipment — 2.2%
CommScope LLC, Senior Notes	7.125%	7/1/28	190,000	186,874 (a)
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	566,000	553,284 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	3,000,000	3,143,842 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	3,490,000	3,512,259 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,400,000	1,214,121 (a)
Total Communications Equipment				8,610,380
Electronic Equipment, Instruments & Components — 0.5%
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	1,760,000	1,845,325 (a)
IT Services — 0.6%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	940,000	968,067 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	480,000	491,128 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	800,000	831,355 (a)
Total IT Services				2,290,550
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — 0.8%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	1,870,000	$1,991,847 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	560,000	576,432 (a)
Open Text Corp., Senior Notes	3.875%	2/15/28	760,000	737,740 (a)
Total Software				3,306,019
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	610,000	648,671 (a)

Total Information Technology				16,700,945
Materials — 3.5%
Chemicals — 0.4%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,320,000	1,371,440 (a)
Containers & Packaging — 0.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,374,482	65,288 (a)(d)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	1,170,000	1,069,166 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,578,000	704,947 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000	674,570 (a)
Total Containers & Packaging				2,513,971
Metals & Mining — 2.5%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	650,000	665,980 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	920,000	977,589 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,920,000	3,033,141 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	4,710,000	4,836,888 (a)
Total Metals & Mining				9,513,598

Total Materials				13,399,009
Real Estate — 1.6%
Diversified REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	460,000	481,786 (a)
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	202,924
Hotel & Resort REITs — 0.8%
Service Properties Trust, Senior Notes	3.950%	1/15/28	226,000	208,937
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,770,000	2,850,574
Total Hotel & Resort REITs				3,059,511
Real Estate Management & Development — 0.4%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	306,082	22,191 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	248,681	4,974 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	327,014	6,541 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	450,290	3,377 (c)(f)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	122,116	2,137 (c)(d)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	2,016,000	158,417 *(c)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000	451,338 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	880,000	895,832 (a)
Total Real Estate Management & Development				1,544,807
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — 0.2%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	900,000	$932,279 (a)

Total Real Estate				6,221,307
Utilities — 1.3%
Electric Utilities — 1.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	940,000	969,619 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000	978,469 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,840,000	1,924,883 (a)
Total Electric Utilities				3,872,971
Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	940,000	989,915 (a)

Total Utilities				4,862,886
Total Corporate Bonds & Notes (Cost — $303,526,941)				319,952,909
Senior Loans — 8.3%
Communication Services — 1.1%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (1 mo. Term SOFR + 6.600%)	10.927%	10/26/29	229,412	224,412 (g)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	1,310,000	1,275,612 (l)(m)
Total Interactive Media & Services				1,500,024
Media — 0.7%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000%	1/2/28	1,555,000	1,420,882 (l)(m)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	10.216%	5/1/29	1,361,160	1,113,313 (g)(l)(m)
Total Media				2,534,195

Total Communication Services				4,034,219
Consumer Discretionary — 2.4%
Automobile Components — 0.5%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.827%	5/6/30	995,000	993,448 (g)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.541%	3/30/27	1,063,700	1,006,750 (g)(l)(m)
Total Automobile Components				2,000,198
Diversified Consumer Services — 0.6%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.320%	10/13/30	992,513	994,125 (g)(l)(m)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	1,248,802	1,136,410 (g)(l)(m)
Total Diversified Consumer Services				2,130,535
Hotels, Restaurants & Leisure — 1.3%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.077%	9/20/30	990,000	987,010 (g)(l)(m)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.577%	2/6/31	2,008,252	2,009,518 (g)(l)(m)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.827%	1/27/29	1,230,916	1,230,965 (g)(l)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.327%	3/14/31	740,625	742,777 (g)(l)(m)
Total Hotels, Restaurants & Leisure				4,970,270

Total Consumer Discretionary				9,101,003
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	1,230,995	$1,236,805 (g)(l)(m)

Financials — 0.7%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.327%	8/2/28	590,580	592,426 (g)(l)(m)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.327%	3/12/29	465,312	468,401 (g)(l)(m)
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.296%	1/31/31	995,006	998,738 (g)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.827%	7/31/31	694,763	697,570 (g)(l)(m)
Total Financial Services				1,696,308

Total Financials				2,757,135
Health Care — 1.2%
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.577%	10/23/28	2,152,257	2,157,153 (g)(l)(m)
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.006%	5/16/31	2,481,281	2,458,788 (g)(l)(m)

Total Health Care				4,615,941
Industrials — 1.4%
Aerospace & Defense — 0.2%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.796%	2/28/31	987,525	990,394 (g)(l)(m)
Building Products — 0.3%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.807%	5/17/28	393,846	300,185 (g)(l)(m)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.577%	2/10/32	897,750	897,638 (g)(l)(m)
Total Building Products				1,197,823
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.177%	5/12/28	987,180	992,999 (g)(l)(m)
Machinery — 0.2%
TK Elevator Midco GmbH, USD Term Loan B (3 mo. Term SOFR + 3.000%)	7.237%	4/30/30	985,093	988,788 (g)(l)(m)
Passenger Airlines — 0.4%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.275%	2/22/31	1,392,226	1,397,015 (g)(l)(m)

Total Industrials				5,567,019
Information Technology — 1.2%
Software — 1.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.327%	10/16/26	1,121,383	1,113,203 (g)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.780%	7/1/31	796,000	768,638 (g)(l)(m)
X.Ai Corp., Initial Term Loan	—	6/30/28	2,250,000	2,262,307 (n)
Total Software				4,144,148
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.046%	6/16/26	679,105	654,490 (g)(l)(m)

Total Information Technology				4,798,638
Total Senior Loans (Cost — $32,338,118)				32,110,760
Asset-Backed Securities — 6.1%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.031%	4/20/37	390,000	388,309 (a)(g)
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.919%	1/21/35	1,240,000	$1,180,688 (a)(g)
AMMC CLO Ltd., 2021-24A DR (3 mo. Term SOFR + 2.950%)	7.219%	1/20/35	480,000	478,287 (a)(g)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.952%	1/25/38	820,000	829,627 (a)(g)
Balboa Bay Loan Funding Ltd., 2023-1A ERR (3 mo. Term SOFR + 5.400%)	9.692%	4/20/36	980,000	984,900 (a)(e)(g)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.206%	7/15/37	770,000	783,694 (a)(g)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.619%	10/20/37	1,020,000	1,030,544 (a)(g)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.019%	4/19/35	300,000	297,276 (a)(g)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.832%	1/25/35	480,000	472,305 (a)(g)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.672%	4/22/34	1,080,000	1,069,247 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.769%	4/20/34	470,000	472,055 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.769%	4/20/35	280,000	268,912 (a)(g)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.669%	1/20/38	1,260,000	1,253,700 (a)(g)
Golub Capital Partners CLO Ltd., 2024-76A E (3 mo. Term SOFR + 5.750%)	10.032%	10/25/37	300,000	306,275 (a)(g)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.198%	10/15/31	3,700,000	3,690,735 (a)(g)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.656%	4/15/35	200,000	200,921 (a)(g)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	1,050,000	1,043,670 (a)(g)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.692%	10/18/35	910,000	914,550 (a)(e)(g)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.446%	4/15/34	530,000	531,512 (a)(g)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.856%	8/26/34	970,000	955,013 (a)(g)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.088%	10/15/34	1,000,000	1,003,725 (a)(g)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	11.772%	7/20/35	600,000	604,043 (a)(g)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.769%	4/17/37	600,000	589,563 (a)(g)
Octagon Investment Partners Ltd., 2018-1A C (3 mo. Term SOFR + 2.862%)	7.131%	1/20/31	425,000	422,959 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.119%	7/19/37	220,000	220,545 (a)(g)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.219%	7/20/37	310,000	311,284 (a)(g)
Palmer Square Loan Funding Ltd., 2024-1A D (3 mo. Term SOFR + 4.900%)	9.156%	10/15/32	550,000	543,257 (a)(g)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.882%	1/25/37	1,140,000	1,145,704 (a)(g)
Trestles CLO Ltd., 2025-8A E (3 mo. Term SOFR + 5.500%)	9.797%	6/11/35	390,000	389,735 (a)(g)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.569%	4/18/37	280,000	283,696 (a)(g)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.969%	1/20/38	970,000	971,207 (a)(g)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.769%	4/20/37	140,000	141,399 (a)(g)

Total Asset-Backed Securities (Cost — $23,849,485)				23,779,337
Sovereign Bonds — 1.3%
Angola — 0.4%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,455,086 (a)
Argentina — 0.5%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	353,986	255,313 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,360,000	1,356,555 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000	322,150 (a)
Total Argentina				1,934,018
Bahamas — 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,628,370 (a)

Total Sovereign Bonds (Cost — $4,098,222)				5,017,474
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.215%		33,858	$850,174 (g)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		10,320	232,923 (g)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.902%		18,881	444,081 (g)

Total Preferred Stocks (Cost — $1,550,609)				1,527,178

Common Stocks — 0.3%
Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc.			24,439	738,058 *

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			346	1,727 *(h)(o)
Spirit Aviation Holdings Inc.			59,529	297,050 *

Total Industrials				298,777
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			112,573	1,728 *(h)

Total Common Stocks (Cost — $1,253,845)				1,038,563
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Communication Services — 0.3%
Media — 0.3%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	858,770	1,013,348 (d)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	40,243	604 (c)

Total Convertible Bonds & Notes (Cost — $945,722)				1,013,952
Collateralized Mortgage Obligations(p) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $529,997)	7.023%	1/25/40	530,000	531,160 (a)(g)
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $514,884)		3/12/30	42,296	211,057 *(a)(h)(o)
Total Investments before Short-Term Investments (Cost — $368,607,823)				385,182,390
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,250,049)	4.301%	2,250,049	$2,250,049 (q)(r)
Total Investments — 100.2% (Cost — $370,857,872)			387,432,439
Liabilities in Excess of Other Assets — (0.2)%			(920,697)
Total Net Assets — 100.0%			$386,511,742

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of June 30, 2025.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	The maturity principal is currently in default as of June 30, 2025.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of June 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	Restricted security (Note 3).
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated Companies was $2,250,049 and the cost was $2,250,049 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset High Income Opportunity Fund Inc.
At June 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$2,678,000	6/20/30	5.000% quarterly	$201,444	$149,963	$51,481

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$53,408,519	$800,778	$54,209,297
Financials	—	34,494,065	0 *	34,494,065
Health Care	—	28,768,532	0 *	28,768,532
Other Corporate Bonds & Notes	—	202,481,015	—	202,481,015
Senior Loans	—	32,110,760	—	32,110,760
Asset-Backed Securities	—	23,779,337	—	23,779,337
Sovereign Bonds	—	5,017,474	—	5,017,474
Preferred Stocks	$1,527,178	—	—	1,527,178
Common Stocks:
Consumer Discretionary	738,058	—	—	738,058
Industrials	297,050	1,727	—	298,777
Real Estate	—	1,728	—	1,728
Convertible Bonds & Notes	—	1,013,952	—	1,013,952
Collateralized Mortgage Obligations	—	531,160	—	531,160
Warrants	—	211,057	—	211,057
Total Long-Term Investments	2,562,286	381,819,326	800,778	385,182,390
Short-Term Investments†	2,250,049	—	—	2,250,049
Total Investments	$4,812,335	$381,819,326	$800,778	$387,432,439
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$51,481	—	$51,481
Total	$4,812,335	$381,870,807	$800,778	$387,483,920

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2025. The following transactions were effected

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended June 30, 2025.

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,743,704	$86,028,635	86,028,635	$86,522,290	86,522,290

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$125,907	—	$2,250,049
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	346	3/25	$4,212	$1,727	$4.99	0.00%(a)
Spirit Airlines LLC, Warrants	42,296	3/25	514,884	211,057 (b)	4.99	0.06
			$519,096	$212,784		0.06%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Income Opportunity Fund Inc. 2025 Quarterly Report